INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating losses carryforward	$ 4,223,000	$ 1,011,212	$ 796,713
Manner of carryforwards of operating losses	NOLs generated in tax years prior to July 31, 2018, can be carryforward for twenty years, whereas NOLs generated after July 31, 2018, can be carryforward indefinitely. In accordance with Section 382 of the U.S. Internal Revenue Code, the usage of the Company’s net operating loss carry forwards are subject to annual limitations following greater than 50% ownership changes.
Net operating losses Carryforwards		$ 3,432,000
Operating loss carryforwards, expiration description		NOLs generated in tax years prior to July 31, 2018, can be carryforward for twenty years, whereas NOLs generated after July 31, 2018, can be carryforward indefinitely.
Operating loss carryforwards, limitations on use, description		In accordance with Section 382 of the U.S. Internal Revenue Code, the usage of the Company’s net operating loss carry forwards are subject to annual limitations following greater than 50% ownership changes.
Income tax examination, description		The Company’s tax returns are subject to examination by tax authorities for the years ended December 31,2015 to December 31, 2023.